Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related parties:
Accounts receivable		$ 197
Payables to related parties	$ (127,901)	(53,795)
Payables to related parties, net	(127,901)	(53,598)
Autobuses de Oriente
Related parties:
Accounts receivable		197
Payables to related parties		(127)
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	(127,446)	(53,257)
Key Management
Related parties:
Payables to related parties	$ (455)	$ (411)